Jan. 28, 2021
JOHCM INTERNATIONAL OPPORTUNITIES FUND
A SERIES OF THE ADVISERS INVESTMENT TRUST
Supplement dated May 3, 2021
to the Summary Prospectus and Prospectus dated January 28, 2021, as previously supplemented
J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.89%, 0.99% and 1.14% for Institutional Shares, Class I Shares, and Class II Shares, respectively, through January 28, 2022. The Fees and Expenses – Annual Fund Operating Expenses has been updated to reflect that date.
Therefore, the section entitled “Fees and Expenses – Annual Fund Operating Expenses” on page 1 of the Summary Prospectus and the section entitled “Fees and Expenses – Annual Fund Operating Expenses” on page 17 of the Prospectus are deleted in their entirety and replaced with the below.
Annual Fund Operating Expenses
 (Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares	Class I Shares	Class II Shares
Management Fee	0.75%	0.75%	0.75%
Distribution (Rule 12b-1) Fees	None	0.10%	0.25%
Other Expenses	8.67%	8.67%	8.67%

Total Annual Fund Operating Expenses	9.42%	9.52%	9.67%

Fee Waivers and Reimbursements 1	(8.53%)	(8.53%)	(8.53%)

Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.89%	0.99%	1.14%

1
J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.89%, 0.99% and 1.14% for Institutional Shares, Class I Shares, and Class II Shares, respectively, until January 28, 2022. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.